Financial instruments - Additional information (Detail) - USD ($) $ in Millions		6 Months Ended	12 Months Ended
	Feb. 16, 2023	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents		$ 9,256	$ 9,673	$ 9,179
Equity shares and quoted funds		218	181
Accounting loss	$ 123
Borrowing costs capitalised	$ 50
Oyu Tolgoi
Disclosure of detailed information about financial instruments [line items]
Deferral of the principal repayments (in years)	3 years
Extension of final maturity date (in years)	5 years
Forecast
Disclosure of detailed information about financial instruments [line items]
Expected unconditional guaranteed royalty payments to be received		97
Financial assets measured at fair value through other comprehensive income, category
Disclosure of detailed information about financial instruments [line items]
Equity shares and quoted funds		192	157
Fair value
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents		9,256
Level 1 | Fair value
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents		4,129	2,722
Equity shares and quoted funds		$ 82	85
Level 3
Disclosure of detailed information about financial instruments [line items]
Percentage change in forecast electricity prices		10.00%
Increase in carrying value of renewable power purchase agreements due to forecast electricity prices		$ 221
Decrease in carrying value of renewable power purchase agreements due to forecast electricity prices		$ 221
Change in coal spot price		15.00%
Increase in carrying value of forward contract due to coal spot price assumptions		$ 26	64
Decrease in carrying value of forward contract due to decrease in spot price		81	39
Level 3 | Discounted cash flows | Forward Electricity Price And Energy Volume | Renewable power purchase agreements
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value		7	0
Level 3 | Fair value
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents		0	0
Equity shares and quoted funds		136	96
Level 3 | Royalty Receivables | Discounted cash flows | Forward Commodity Price And Mine Production, Measurement Input
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		$ 279	$ 214